UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-04642

Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                              Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                         Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.4%

Consumer Discretionary—25.1%
Amazon.com, Inc.(2)	10,200	$5,221
Home Depot, Inc.	49,600	5,728
Las Vegas Sands Corp.	80,240	3,047
Netflix, Inc.(2)	40,000	4,131
NIKE, Inc. Class B	87,250	10,729
Priceline Group, Inc. (The)(2)	3,885	4,805
Ross Stores, Inc.	86,560	4,196
Starbucks Corp.	145,520	8,271
TripAdvisor, Inc.(2)	52,400	3,302

		49,430

Consumer Staples—11.9%
Colgate-Palmolive Co.	57,530	3,651
Costco Wholesale Corp.	28,477	4,117
Estee Lauder Cos., Inc. (The) Class A	28,710	2,316
Mead Johnson Nutrition Co.	37,340	2,629
Monster Beverage Corp.(2)	48,861	6,603
Philip Morris International, Inc.	50,620	4,016

		23,332

Energy—2.9%
Cabot Oil & Gas Corp.	41,950	917
Cameron International Corp.(2)	44,075	2,703
Core Laboratories N.V.	21,740	2,169

		5,789

Financials—1.2%
Charles Schwab Corp. (The)	84,270	2,407

Health Care—16.0%
Amgen, Inc.	10,250	1,418
BioMarin Pharmaceutical, Inc.(2)	24,110	2,539
Bristol-Myers Squibb Co.	62,990	3,729
Celgene Corp.(2)	47,090	5,094
Cerner Corp.(2)	52,284	3,135
Gilead Sciences, Inc.	64,090	6,293
Medidata Solutions, Inc.(2)	57,930	2,439
Perrigo Co. plc	22,160	3,485
Zoetis, Inc.	83,170	3,425

		31,557

Industrials—4.2%
Danaher Corp.	46,250	3,941

	SHARES		VALUE

Industrials—(continued)
Roper Technologies, Inc.	26,920		$4,218

			8,159

Information Technology—36.2%
Accenture plc Class A	31,710		3,116
Alibaba Group Holding Ltd. ADR(2)	43,820		2,584
Amphenol Corp. Class A	101,360		5,165
ANSYS, Inc.(2)	40,080		3,533
Apple, Inc.	143,870		15,869
CoStar Group, Inc.(2)	18,463		3,195
Facebook, Inc. Class A(2)	173,120		15,564
Fleetmatics Group plc(2)	68,060		3,341
Google, Inc. Class A(2)	7,530		4,807
Tableau Software, Inc. Class A(2)	39,000		3,111
Twitter, Inc.(2)	35,240		949
Visa, Inc. Class A	101,320		7,058
Workday, Inc. Class A(2)	42,520		2,928

			71,220

Materials—1.9%
Ecolab, Inc.	33,810		3,710

TOTAL COMMON STOCKS (Identified Cost $131,123)			195,604

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $131,123)			195,604

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Fund—0.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.170%)	1,219,767		1,220

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,220)			1,220

TOTAL INVESTMENTS—100.0% (Identified Cost $132,343)			196,824(1)

Other assets and liabilities, net—0.0%			(68)

NET ASSETS—100.0%		$	196,756

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$195,604	$195,604
Short-Term Investments	1,220	1,220

Total Investments	$196,824	$196,824

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—43.7%

Consumer Discretionary—19.0%
Advance Auto Parts, Inc.	163	$31
Amazon.com, Inc.(2)	200	102
AutoNation, Inc.(2)	210	12
AutoZone, Inc.(2)	80	58
Best Buy Co., Inc.	3,431	127
Cablevision Systems Corp. Class A	160	5
CarMax, Inc.(2)	660	39
Chipotle Mexican Grill, Inc.(2)	20	14
Comcast Corp. Class A	1,790	102
Darden Restaurants, Inc.	90	6
Expedia, Inc.	60	7
GameStop Corp. Class A	1,242	51
Gap, Inc. (The)	520	15
Goodyear Tire & Rubber Co. (The)	5,700	167
H&R Block, Inc.	5,093	184
Home Depot, Inc.	990	114
Horton (D.R.), Inc.	1,960	58
L Brands, Inc.	450	41
Leggett & Platt, Inc.	1,330	55
Lennar Corp. Class A	1,170	56
Lowe’s Cos., Inc.	800	55
McDonald’s Corp.	630	62
Mohawk Industries, Inc.(2)	560	102
Netflix, Inc.(2)	190	20
Newell Rubbermaid, Inc.	4,140	164
NIKE, Inc. Class B	1,610	198
O’Reilly Automotive, Inc.(2)	250	63
Priceline Group, Inc. (The)(2)	30	37
PulteGroup, Inc.	2,120	40
Ross Stores, Inc.	720	35
Starbucks Corp.	1,010	58
Time Warner Cable, Inc.	170	31
TJX Cos., Inc. (The)	1,040	74
TripAdvisor, Inc.(2)	80	5
Urban Outfitters, Inc.(2)	240	7
Yum! Brands, Inc.	310	25

		2,220

Consumer Staples—7.4%
Altria Group, Inc.	1,305	71
Brown-Forman Corp. Class B	710	69
Campbell Soup Co.	121	6

Consumer Staples—(continued)
ConAgra Foods, Inc.	277	$11
Constellation Brands, Inc. Class A	790	99
CVS Health Corp.	980	95
General Mills, Inc.	390	22
Hershey Co. (The)	90	8
Hormel Foods Corp.	94	6
J.M. Smucker Co. (The)	59	7
Kellogg Co.	171	11
Keurig Green Mountain, Inc.	65	3
Kraft Heinz Co.(The)	388	27
McCormick & Co., Inc.	88	7
Mead Johnson Nutrition Co.	133	9
Molson Coors Brewing Co. Class B	2,192	182
Mondelez International, Inc. Class A	1,063	45
Philip Morris International, Inc.	1,027	82
Reynolds American, Inc.	548	24
Tyson Foods, Inc. Class A	193	8
Walgreens Boots Alliance, Inc.	780	65

		857

Energy—1.5%
Marathon Petroleum Corp.	890	41
Phillips 66	880	68
Tesoro Corp.	180	18
Valero Energy Corp.	740	44

		171

Health Care—2.7%
Aetna, Inc.	210	23
Anthem, Inc.	190	26
Cigna Corp.	160	22
HCA Holdings, Inc.(2)	1,180	91
Humana, Inc.	100	18
Tenet Healthcare Corp.(2)	430	16
UnitedHealth Group, Inc.	620	72
Universal Health Services, Inc. Class B	350	44

		312

Industrials—4.3%
Allegion plc	1,100	64
Cintas Corp.	2,020	173
Dun & Bradstreet Corp.	230	24
Equifax, Inc.	630	61
Masco Corp.	3,670	93
Nielsen Holdings plc	1,920	85

		500

1

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

Information Technology—5.9%
Adobe Systems, Inc.(2)	678	$56
Akamai Technologies, Inc.(2)	60	4
Alliance Data Systems Corp.(2)	30	8
Autodesk, Inc.(2)	304	13
Automatic Data Processing, Inc.	250	20
Citrix Systems, Inc.(2)	214	15
Computer Sciences Corp.	70	4
eBay, Inc.(2)	340	8
Electronic Arts, Inc.(2)	2,530	171
Facebook, Inc. Class A(2)	540	48
Fidelity National Information Services, Inc.	130	9
Fiserv, Inc.(2)	120	10
Google, Inc. Class A(2)	60	38
Google, Inc. Class C(2)	70	43
Intuit, Inc.	388	34
MasterCard, Inc. Class A	450	41
Paychex, Inc.	170	8
PayPal Holdings, Inc.(2)	340	11
salesforce.com, Inc.(2)	850	59
Total System Services, Inc.	80	4
VeriSign, Inc.(2)	30	2
Visa, Inc. Class A	880	61
Western Union Co. (The)	270	5
Xerox Corp.	570	6
Yahoo!, Inc.(2)	340	10

		688

Materials—1.4%
Martin Marietta Materials, Inc.	470	71
Vulcan Materials Co.	1,070	96

		167

Utilities—1.5%
AGL Resources, Inc.	2,898	177

		177

TOTAL COMMON STOCKS (Identified Cost $5,044)		5,092

TOTAL LONG TERM INVESTMENTS—43.7% (Identified Cost $5,044)		5,092

SHORT-TERM INVESTMENTS—57.7%

Money Market Mutual Funds—57.7%

Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.170%)	2,220,573	2,221

JPMorgan Prime Money Market Fund (seven-day effective yield 0.130%)	2,220,573	2,221

	SHARES	VALUE

Money Market Mutual Funds—(continued)
JPMorgan U.S. Government Money Market Fund (seven-day effective yield 0.010%)	2,287,863	$2,288

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,730)		6,730

TOTAL INVESTMENTS—101.4% (Identified Cost $11,774)		11,822(1)

Other assets and liabilities, net—(1.4)%		(165)

NET ASSETS—100.0%	$	11,657

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$5,092	$5,092
Short-Term Investments	6,730	6,730

Total Investments	$11,822	$11,822

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.6%

Consumer Discretionary—20.8%
Cheesecake Factory, Inc. (The)	43,000	$2,320
Ford Motor Co.	164,000	2,225
GameStop Corp. Class A	26,000	1,071
Goodyear Tire & Rubber Co. (The)	75,000	2,200
Lear Corp.	20,000	2,176
McDonald’s Corp.	24,000	2,365
Mohawk Industries, Inc.(2)	11,000	2,000
Royal Caribbean Cruises Ltd.	24,000	2,138
Target Corp.	27,000	2,124
Time Warner, Inc.	33,000	2,269
Whirlpool Corp.	13,000	1,914

		22,802

Consumer Staples—3.9%
Archer-Daniels-Midland Co. (The)	50,000	2,073
PepsiCo, Inc.	24,000	2,263

		4,336

Energy—5.4%
Hess Corp.	33,000	1,652
Schlumberger Ltd.	31,000	2,138
Valero Energy Corp.	35,000	2,104

		5,894

Financials—19.7%
BB&T Corp.	63,000	2,243
BlackRock, Inc.	7,600	2,261
Blackstone Group LP (The)	61,000	1,932
Goldman Sachs Group, Inc. (The)	11,900	2,067
JPMorgan Chase & Co.	36,000	2,195
Lincoln National Corp.	42,000	1,993
Progressive Corp. (The)	75,000	2,298
Prudential Financial, Inc.	29,000	2,210
UBS Group AG(2)	114,000	2,111
Wells Fargo & Co.	45,000	2,311

		21,621

Health Care—15.0%
Abbott Laboratories	50,000	2,011
Becton, Dickinson & Co.	16,000	2,123
Biogen, Inc.(2)	7,300	2,130
Gilead Sciences, Inc.	22,000	2,160
HCA Holdings, Inc.(2)	27,000	2,089

	SHARES	VALUE

Health Care—(continued)
St. Jude Medical, Inc.	32,000	$2,019
UnitedHealth Group, Inc.	20,000	2,320
Valeant Pharmaceuticals International, Inc.(2)	9,000	1,605

		16,457

Industrials—15.1%
Alaska Air Group, Inc.	28,000	2,225
Boeing Co. (The)	17,000	2,226
Deere & Co.	26,000	1,924
FedEx Corp.	15,000	2,160
L-3 Communications Holdings, Inc.	16,000	1,672
Southwest Airlines Co.	58,000	2,206
United Parcel Service, Inc. Class B	22,000	2,171
USG Corp.(2)	76,800	2,045

		16,629

Information Technology—14.1%
Apple, Inc.	20,000	2,206
EMC Corp.	92,000	2,223
Facebook, Inc. Class A(2)	23,000	2,068
Google, Inc. Class A(2)	600	383
Google, Inc. Class C(2)	3,409	2,074
MasterCard, Inc. Class A	25,000	2,253
QUALCOMM, Inc.	40,000	2,149
Skyworks Solutions, Inc.	25,000	2,105

		15,461

Materials—1.7%
CF Industries Holdings, Inc.	41,000	1,841

Telecommunication Services—1.9%
Verizon Communications, Inc.	49,000	2,132

TOTAL COMMON STOCKS (Identified Cost $90,701)		107,173

EXCHANGE-TRADED FUND—1.6%

Market Vectors Gold Miners	129,000	1,773

TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,859)		1,773

TOTAL LONG TERM INVESTMENTS—99.2% (Identified Cost $92,560)		108,946

1

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

SHARES		VALUE

SHORT-TERM INVESTMENTS—0.8%

Money Market Mutual Fund—0.8%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.170%)	883,490	$883

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $883)		883

TOTAL INVESTMENTS—100.0% (Identified Cost $93,443)		109,829(1)

Other assets and liabilities, net—0.0%		0

NET ASSETS—100.0%		$109,829

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$107,173	$107,173
Exchange-Traded Fund	1,773	1,773
Short-Term Investments	883	883

Total Investments	$109,829	$109,829

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCKS—8.6%

Consumer Staples—1.6%
Henkel AG & Co. KGAA (Germany)	32,400	$3,330

Financials—1.8%
Banco Bradesco S.A. Sponsored ADR 0.420% (Brazil)	709,437	3,802

Information Technology—3.8%
Samsung Electronics Co., Ltd.1.770% (South Korea)	10,000	7,763

Materials—1.4%
Vale S.A. ADR 7.650% (Brazil)	848,400	2,842

TOTAL PREFERRED STOCKS (Identified Cost $22,776)		17,737

COMMON STOCKS—86.6%

Consumer Staples—15.5%
British American Tobacco plc (United Kingdom)	138,700	7,644
Casino Guichard Perrachon SA (France)	66,062	3,506
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	60,900	5,435
Japan Tobacco, Inc. (Japan)	243,900	7,566
Nestle S.A. Registered Shares (Switzerland)	101,100	7,599

		31,750

Energy—6.3%
John Wood Group plc (United Kingdom)	355,800	3,310
Royal Dutch Shell plc B Shares (United Kingdom)	234,900	5,554
Tenaris S.A. ADR (Italy)	166,800	4,022

		12,886

Financials—15.9%
AIA Group Ltd. (Hong Kong)	971,600	5,053
City Developments Ltd. (Singapore)	485,000	2,628
Daito Trust Construction Co., Ltd. (Japan)	20,800	2,114
HSBC Holdings plc (United Kingdom)	535,435	4,039
Nordea Bank AB (Sweden)	268,300	2,988
Oversea-Chinese Banking Corp. (Singapore)	660,204	4,088
Prudential plc (United Kingdom)	96,400	2,032
Standard Chartered plc (United Kingdom)	372,827	3,614
Swire Pacific Ltd. Class B (Hong Kong)	1,050,000	2,165

	SHARES	VALUE

Financials—(continued)
Zurich Financial Services AG (Switzerland)(2)	15,700	$3,853

		32,574

Health Care—10.5%
Fresenius Medical Care AG & Co. KGaA (Germany)	42,000	3,276
Novartis AG Registered Shares (Switzerland)	99,400	9,118
Roche Holding AG (Switzerland)	35,100	9,256

		21,650

Industrials—15.1%
Atlas Copco AB (Sweden)	169,700	4,077
Canadian National Railway Co. (Canada)	76,700	4,356
Experian plc (United Kingdom)	261,400	4,184
FANUC Corp. (Japan)	31,100	4,784
Jardine Matheson Holdings Ltd. (Hong Kong)	87,600	4,139
Rolls-Royce Holdings plc C Shares (United Kingdom)(2)	396,145	4,057
Schneider Electric SE (France)	51,900	2,900
Weir Group plc (The) (United Kingdom)	141,600	2,506

		31,003

Information Technology—7.1%
Check Point Software Technologies Ltd. (Israel)(2)	44,700	3,546
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	362,900	7,530
Telefonaktiebolaget LM Ericsson Class B (Sweden)	361,200	3,548

		14,624

Materials—8.1%
BHP Billiton plc (United Kingdom)	253,800	3,858
Linde AG (Germany)	19,200	3,110
Potash Corp. of Saskatchewan, Inc. (Canada)	176,500	3,628
Shin-Etsu Chemical Co., Ltd. (Japan)	115,800	5,939

		16,535

Telecommunication Services—7.0%
MTN Group Ltd. (South Africa)	349,400	4,488
Singapore Telecommunications Ltd. (Singapore)	1,964,000	4,971
TELUS Corp. (Canada)	67,100	2,114
Vodafone Group plc (United Kingdom)	908,161	2,864

		14,437

Utilities—1.1%
Engie SA (France)	142,800	2,304

1

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

SHARES			VALUE

TOTAL COMMON STOCKS (Identified Cost $150,744)			177,763

TOTAL LONG TERM INVESTMENTS—95.2%
(Identified Cost $173,520)			195,500

SHORT-TERM INVESTMENTS—4.0%
Money Market Mutual Fund—4.0%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.170%)	8,130,090		$8,130

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,130)			8,130

TOTAL INVESTMENTS—99.2% (Identified Cost $181,650)			203,630(1)
Other assets and liabilities, net—0.8%			1,587

NET ASSETS—100.0%		$	205,217

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)
Country Weightings †
United Kingdom	21%
Switzerland	15
Japan	10
Hong Kong	6
Singapore	6
Canada	5
Sweden	5
Other	32

Total	100%

† % of total investments as of September 30, 2015

3

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$177,763	$138,456	$39,307
Preferred Stocks	17,737	17,737	—
Short-Term Investments	8,130	8,130	—
Total Investments	$203,630	$164,323	$39,307

Securities held by the Series with an end of period value of $94,299 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities. (See Note 2A in the Notes to Schedules of Investments for more information.)

There are no Level 3 (significant unobservable inputs) priced securities.

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—2.4%

U.S. Treasury Note
1.875%, 8/31/22	$500	$504
2.250%, 11/15/24	2,850	2,905

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,399)		3,409

MUNICIPAL BONDS—0.8%

Massachusetts—0.3%
Commonwealth of Massachusetts, Series C, Taxable 5.000%, 8/1/25	305	380

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	195	169

Virginia—0.4%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	655	503

TOTAL MUNICIPAL BONDS (Identified Cost $1,203)		1,052

FOREIGN GOVERNMENT SECURITIES—4.7%

Argentine Republic Series NY, 8.280%, 12/31/33(11)	562	575
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	95	80
RegS 7.000%, 12/1/18(4)	93	34
RegS 7.750%, 10/13/19(4)	87	30
7.650%, 4/21/25	825	276
9.250%, 9/15/27	470	186
9.375%, 1/13/34	750	264
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	505	510
Mongolia 144A 5.125%, 12/5/22(3)	340	280
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	370	346
Republic of Chile 5.500%, 8/5/20	231,500CLP	344
Republic of Colombia 4.375%, 3/21/23	994,000COP	264
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	305	271
Republic of El Salvador 144A 6.375%, 1/18/27(3)	475	419
Republic of Iraq RegS 5.800%, 1/15/28(4)	250	173
Republic of Panama 3.750%, 3/16/25	380	368
Republic of Romania 144A 4.875%, 1/22/24(3)	210	227
Republic of South Africa
Series R203, 8.250%, 9/15/17	2,375ZAR	174

	PAR VALUE	VALUE

Series R208, 6.750%, 3/31/21	$1,310ZAR	$89
Russian Federation
144A 7.850%, 3/10/18(3)	30,000RUB	428
144A 4.875%, 9/16/23(3)	800	807
United Mexican States Series M, 6.500%, 6/9/22	6,043MXN	371

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $8,494)		6,516

MORTGAGE-BACKED SECURITIES—20.5%

Agency—4.0%
FHLMC 14-DN2, M2 1.844%, 4/25/24(2)	350	347
FNMA
3.000%, 5/1/43	614	625
3.000%, 6/1/43	436	444
4.000%, 4/1/44	1,298	1,387
3.500%, 1/1/45	276	288
3.500%, 8/1/45	2,389	2,495

		5,586

Non-Agency—16.5%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	435	443
15-SFR2, C 4.691%, 10/17/45(3)	340	344
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	13	13
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	400	416
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	48	51
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	156	158
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	253	267
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1 AF5A 5.211%, 7/25/35(2)	586	580
05-12, 2A4 5.575%, 2/25/36(2)	340	339
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.674%, 5/12/39(2)	350	357
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	465	507
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
07-C3, A4 6.097%, 7/15/44(2)	$393	$416
07-C7, A3 5.866%, 9/15/45(2)	448	482
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	300	302
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	167	166
15-A, A1 3.500%, 6/25/58(2)	366	374
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	771	814
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	286	297
07-C2, A3 5.542%, 1/15/49(2)	740	773
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	735	756
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.583%, 8/10/44(2)(3)	350	374
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(2)(3)	290	289
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.989%, 8/10/45(2)	570	601
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	158	162
Home Equity Loan Trust 07-HI1, A3 5.720%, 3/25/37	53	53
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.266%, 4/25/34(2)	330	326
04-10, 12A3 2.743%, 1/25/35(2)	427	423
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW12, AM 5.940%, 9/11/38(2)	750	768
05-PW10, AM 5.449%, 12/11/40(2)	725	727
07- PW15, AM 5.363%, 2/11/44	280	288
07-PW18, AM 6.084%, 6/11/50(2)	1,475	1,591
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 04-CB1, 5A 5.000%, 6/25/19	15	15
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	510	534
06-LDP7, AM 6.100%, 4/15/45(2)	780	798
06-LDP9, A3 5.336%, 5/15/47	334	346
07-LDP10, AM 5.464%, 1/15/49(2)	450	463

	PAR VALUE	VALUE

Non-Agency—(continued)
JPMorgan Chase Mortgage Trust
05-A1, 4A1 144A 2.739%, 2/25/35(2)	$22	$22
05-A4, 3A1 144A 2.310%, 7/25/35(2)	32	32
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	383	390
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	344	346
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	350	356
Morgan Stanley Capital I Trust 07-IQ14, AM 5.682%, 4/15/49(2)	325	337
Morgan Stanley Capital I, Inc. 15-MS1, AS 4.029%, 5/15/48(2)	519	543
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	206	213
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	333	340
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	15	15
Residential Asset Mortgage Products, Inc.
04-SL1, A8 6.500%, 11/25/31	30	31
05-SL2, A4 7.500%, 2/25/32	218	228
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	345	349
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	210	217
15-1, A1 144A 3.500%, 1/25/45(2)(3)	392	396
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A1 2.513%, 4/25/34(2)	288	286
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	286	286
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	157	157
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	286	285
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.634%, 11/15/44(2)(3)	330	364
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	970	1,003
07-C32, A3 5.713%, 6/15/49(2)	775	812
15-LC20, B 3.719%, 4/15/50	150	146
Wells Fargo Mortgage Backed Securities Trust 06-17, A1 5.500%, 11/25/21	5	5

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
WinWater Mortgage Loan Trust 14-1, A1 144A 3.981%, 6/20/44(2)(3)	$254	$263

		23,035

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $27,735)		28,621

ASSET-BACKED SECURITIES—4.5%

CarFinance Capital Auto Trust 15-1A, C 144A 3.580%, 6/15/21(3)	895	907
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	385	399
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	9	9
01-3, A4 6.910%, 5/1/33(2)	548	604
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	159	161
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(3)	450	457
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	455	462
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(3)	340	344
15-2A, C 144A 3.900%, 3/15/21(3)	380	385
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	597	603
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	455	460
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	250	250
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	238	247
SVO VOI Mortgage Corp. 10-AA, A 144A 3.650%, 7/20/27(3)	24	24
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	481	500
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	455	459

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,153)		6,271

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES—50.9%

Consumer Discretionary—6.1%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	$270	$274
Boyd Gaming Corp.
9.000%, 7/1/20	130	139
6.875%, 5/15/23	145	148
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(11)	270	223
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	105	100
Caesars Growth Properties Holdings LLC (Caesars Growth Properties Finance, Inc.) 9.375%, 5/1/22	230	181
CCO Holdings LLC
5.250%, 3/15/21	165	163
144A 5.125%, 5/1/23(3)	105	97
CCO Safari II LLC 144A 4.908%, 7/23/25(3)	70	70
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	385	387
Series A 7.625%, 3/15/20	250	250
iHeartCommunications, Inc. 10.000%, 1/15/18	115	61
Intelsat Jackson Holdings SA 5.500%, 8/1/23	285	236
International Game Technology plc 7.500%, 6/15/19	160	169
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	272	282
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	300	321
MDC Holdings, Inc. 5.500%, 1/15/24	355	360
Meritor, Inc. 6.750%, 6/15/21	325	328
MGM Resorts International 6.000%, 3/15/23	165	161
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	100	102
MPG Holdco I, Inc. 7.375%, 10/15/22	285	298
Myriad International Holdings BV 144A 5.500%, 7/21/25(3)	370	363
New York University 4.142%, 7/1/48	225	215
Numericable Group SA 144A 6.000%, 5/15/22(3)	200	193
Omega US Sub LLC 144A 8.750%, 7/15/23(3)	300	267
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	40	41
Penn National Gaming, Inc. 5.875%, 11/1/21	220	223
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	355	378
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	145	150

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	$255	$253
Signet UK Finance plc 4.700%, 6/15/24	460	465
Standard Pacific Corp. 5.875%, 11/15/24	140	144
Station Casinos LLC 7.500%, 3/1/21	320	334
Tempur Sealy International, Inc. 144A 5.625%, 10/15/23(3)	110	110
Toll Brothers Finance Corp. 6.750%, 11/1/19	350	399
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	305	301
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	345	314

		8,500

Consumer Staples—0.5%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	155	155
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	115	113
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	70	70
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	300	301

		639

Energy—7.2%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	165	146
Blue Racer Midstream LLC ( Blue Racer Finance Corp.) 144A 6.125%, 11/15/22(3)	105	100
CNOOC Finance USA LLC 3.500%, 5/5/25	405	385
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	375	216
CONSOL Energy, Inc. 5.875%, 4/15/22	225	152
Denbury Resources, Inc. 5.500%, 5/1/22	170	102
Ecopetrol SA 5.375%, 6/26/26	375	327
Empresa Nacional del Petroleo 144A 4.375%, 10/30/24(3)	350	341
EnQuest plc 144A 7.000%, 4/15/22(3)	345	216
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.375%, 6/15/23	310	231
FTS International, Inc. 6.250%, 5/1/22	175	55
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(3)	205	218
144A 6.000%, 11/27/23(3)(7)	335	311
Gulfport Energy, Corp. 7.750%, 11/1/20	300	296
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	220	219
Kinder Morgan, Inc. 7.750%, 1/15/32	305	321

	PAR VALUE	VALUE
Energy—(continued)
Laredo Petroleum, Inc.
7.375%, 5/1/22	$245	$238
6.250%, 3/15/23	60	55
Linn Energy LLC 6.500%, 9/15/21	160	34
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	405	373
Newfield Exploration Co. 5.375%, 1/1/26	305	279
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	335	307
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	539	142
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)	240	92
Parker Drilling Co. (The) 7.500%, 8/1/20	365	301
Petrobras Global Finance BV
3.000%, 1/15/19	410	296
5.375%, 1/27/21	155	113
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	140	94
144A 6.000%, 5/16/24(3)	650	211
RegS 6.000%, 11/15/26(4)	360	116
Petroleos Mexicanos 5.500%, 6/27/44	200	160
QEP Resources, Inc. 6.875%, 3/1/21	390	361
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	400	178
Regency Energy Partners LP 4.500%, 11/1/23	385	356
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	315	294
SM Energy Co. 6.125%, 11/15/22	410	382
Sunoco LP (Sunoco Finance Corp.)
144A 5.500%, 8/1/20(3)	220	218
144A 6.375%, 4/1/23(3)	340	334
Transcanada Trust 5.625%, 5/20/75(2)	375	359
Transocean, Inc. 4.300%, 10/15/22	470	290
Whiting Petroleum Corp. 6.250%, 4/1/23	300	261
Williams Cos., Inc. (The)
3.700%, 1/15/23	375	291
4.550%, 6/24/24	450	358

		10,129

Financials—18.6%
Akbank TAS 144A 7.500%, 2/5/18(3)	530TRY	152
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	625	647
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	440	444

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Ares Finance Co. II LLC 144A 5.250%, 9/1/25(3)	$385	$392
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425	454
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	520	536
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	390	387
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	200	193
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	155	154
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	600BRL	144
Banco Santander Chile 144A 3.875%, 9/20/22(3)	505	503
Bancolombia S.A. 5.125%, 9/11/22	545	515
Bank of America Corp. 4.200%, 8/26/24	130	130
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	390	396
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	290	301
Barclays Bank plc 144A 6.050%, 12/4/17(3)	435	470
Block Financial LLC 4.125%, 10/1/20	205	205
Brixmor Operating Partnership LP 3.875%, 8/15/22	100	101
Citizens Financial Group, Inc. 144A 5.500% (2)(3)(5)	300	293
Compass Bank 3.875%, 4/10/25	380	354
Corrections Corp of America 5.000%, 10/15/22	615	620
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	285	292
CyrusOne LP (CyrusOne Finance Corp.) 144A 6.375%, 11/15/22(3)	300	306
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	535	457
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440	430
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	305	301
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	475	450
Excel Trust LP 4.625%, 5/15/24	175	173
Fidelity National Financial, Inc. 5.500%, 9/1/22	130	139
First Cash Financial Services, Inc. 6.750%, 4/1/21	200	201
First Niagara Financial Group, Inc. 7.250%, 12/15/21	610	687
FS Investment Corp. 4.250%, 1/15/20	365	371

	PAR VALUE	VALUE

Financials—(continued)
4.750%, 5/15/22	$70	$69
Genworth Holdings, Inc. 4.900%, 8/15/23	465	364
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	300	304
5.375%, 11/1/23	10	10
HBOS plc 144A 6.750%, 5/21/18(3)	200	221
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	165	160
Huntington National Bank (The) 6.600%, 6/15/18	250	272
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	610	634
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	30	30
6.000%, 8/1/20	175	180
5.875%, 2/1/22	355	357
ING Groep NV 6.000% (2)(5)(6)	275	271
iStar Financial, Inc.
4.875%, 7/1/18	125	121
5.000%, 7/1/19	195	186
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	295	256
Jefferies Group LLC 6.875%, 4/15/21	165	186
JPMorgan Chase & Co. Series Z, 5.300% (2)(5)(6)	70	69
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	410	322
Kilroy Realty LP 4.375%, 10/1/25	350	353
Korea Finance Corp. 4.625%, 11/16/21	400	444
Leucadia National Corp. 5.500%, 10/18/23	250	252
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	32
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	365	307
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	600	692
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	330	370
McGraw Hill Financial, Inc.
144A 4.000%, 6/15/25(3)	120	120
144A 4.400%, 2/15/26(3)	205	208
Morgan Stanley 144A 10.090%, 5/3/17(3)	1,250BRL	293
MPT Operating Partnership LP 5.500%, 5/1/24	165	169
Navient LLC 5.500%, 1/25/23	420	333
Nordea Bank AB 144A 4.250%, 9/21/22(3)	600	614
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	360	357
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	610	629

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Prudential Financial, Inc.
5.875%, 9/15/42(2)	$1,100	$1,163
5.625%, 6/15/43(2)(6)	190	196
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	375	426
Santander Bank NA 8.750%, 5/30/18	200	228
Select Income REIT 4.500%, 2/1/25	385	370
Springleaf Finance Corp. 5.250%, 12/15/19	325	319
SunTrust Bank, Inc. 5.400%, 4/1/20	250	272
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	360	365
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	350	357
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	705	677
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	330	291
Voya Financial, Inc. 5.650%, 5/15/53(2)	355	360
Walter Investment Management Corp. 7.875%, 12/15/21	275	236
WP Carey, Inc. 4.600%, 4/1/24	345	352

		25,995

Health Care—3.7%
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	115	114
144A 5.625%, 2/15/23(3)	30	30
Alere, Inc. 144A 6.375%, 7/1/23(3)	115	117
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(14)	75	75
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	20	18
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	265	229
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	180	173
Emdeon, Inc. 144A 6.000%, 2/15/21(3)	195	190
Endo Finance LLC
(Endo Finco, Inc.) 144A 6.000%, 7/15/23(3)	375	372
(Endo Finco, Inc.) 144A 6.000%, 2/1/25(3)	190	186
HCA, Inc. 5.375%, 2/1/25	325	323
HealthSouth Corp.
144A 5.750%, 11/1/24(3)	30	30
144A 5.750%, 9/15/25(3)	310	301
Hill-Rom Holdings, Inc. 144A 5.750%, 9/1/23(3)	185	186

	PAR VALUE	VALUE

Health Care—(continued)
Hologic, Inc. 144A 5.250%, 7/15/22(3)	$25	$25
IASIS Healthcare LLC 8.375%, 5/15/19	165	170
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	165	171
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(3)	220	214
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 8.75% interest, 0.75% capitalization, 144A, 5/1/20(3)(10)	160	161
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(3)	135	131
144A 5.625%, 10/15/23(3)	290	265
144A 5.500%, 4/15/25(3)	20	18
Owens & Minor, Inc. 3.875%, 9/15/21	75	76
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	155	154
Select Medical Corp. 6.375%, 6/1/21	115	113
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	105	104
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	41	41
Tenet Healthcare Corp.
144A 3.837%, 6/15/20(2)(3)	70	70
4.500%, 4/1/21	330	326
8.125%, 4/1/22	345	368
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	50	52
144A 5.500%, 3/1/23(3)	95	90
144A 5.875%, 5/15/23(3)	265	255

		5,148

Industrials—5.3%
ADT Corp. (The) 6.250%, 10/15/21	435	451
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	300	262
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	202	207
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	572	573
Bombardier, Inc.
144A 4.750%, 4/15/19(3)	80	65
144A 6.125%, 1/15/23(3)	205	152
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)	145	145
Carpenter Technology Corp. 5.200%, 7/15/21	425	448

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—(continued)
CEB, Inc. 144A 5.625%, 6/15/23(3)	$145	$145
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	672	724
00-1, A1 8.048%, 11/1/20	277	312
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	416	439
DP World Ltd. 144A 6.850%, 7/2/37(3)	200	211
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	245	222
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	285	275
Masco Corp. 5.950%, 3/15/22	390	426
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	344	358
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	305	266
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	150	147
TransDigm, Inc.
6.000%, 7/15/22	265	248
144A 6.500%, 5/15/25(3)	90	85
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	118	129
07-01, A 6.636%, 7/2/22	828	882
United Rentals North America, Inc. 5.500%, 7/15/25	310	291

		7,463

Information Technology—1.1%
First Data Corp. 11.750%, 8/15/21	752	837
Flextronics International Ltd. 144A 4.750%, 6/15/25(3)	375	363
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(3)	90	90
144A 4.900%, 10/15/25(3)	90	90
Riverbed Technology, Inc. 144A 8.875%, 3/1/23(3)	135	123

		1,503

Materials—4.6%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	625	644
ArcelorMittal 6.125%, 6/1/25	300	244
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	200	200
144A 6.750%, 1/31/21(3)	260	262
Berry Plastics Corp. 5.125%, 7/15/23	280	265

	PAR VALUE	VALUE

Materials—(continued)
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	$495	$346
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	275	275
Corp Nacional del Cobre de Chile 144A 4.500%, 9/16/25(3)	345	331
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	180	158
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	270	269
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	375	362
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	50	47
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	230	216
Hexion U.S. Finance Corp. 6.625%, 4/15/20	225	192
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	305	285
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	600	587
Owens-Brockway Glass Container, Inc. 144A 5.875%, 8/15/23(3)	15	15
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	400	406
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	500	526
Tronox Finance LLC 6.375%, 8/15/20	255	163
United States Steel Corp. 6.875%, 4/1/21	220	168
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	345	290
144A 6.000%, 1/31/19(3)	200	146

		6,397

Telecommunication Services—2.3%
Altice Financing SA 144A 6.625%, 2/15/23(3)	305	294
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000MXN	113
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	400	423
Crown Castle Towers LLC 144A 5.495%, 1/15/17(3)	85	87
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345	321
Frontier Communications Corp.
6.250%, 9/15/21	215	180
144A 10.500%, 9/15/22(3)	65	63
Level 3 Financing, Inc. 7.000%, 6/1/20	400	415
Sprint Corp. 7.250%, 9/15/21	340	279

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—(continued)
T-Mobile USA, Inc.
6.731%, 4/28/22	$60	$60
6.500%, 1/15/24	140	136
Verizon Communications, Inc. 4.400%, 11/1/34	365	340
Windstream Corp. 7.750%, 10/15/20	650	555

		3,266

Utilities—1.5%
Calpine Corp. 5.375%, 1/15/23	191	179
Electricite de France SA 144A 5.250% (2)(3)(5)(6)	635	611
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	375	351
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	300	335
NRG Yield Operating LLC 5.375%, 8/15/24	115	101
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	250	229
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	285	253
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15(12)	396	50

		2,109
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $76,449)		71,149

LOAN AGREEMENTS(2)—9.8%

Consumer Discretionary—3.2%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	260	250
Affinity Gaming LLC 5.250%, 11/9/17	377	379
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	166	162
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 9.500%, 3/1/17(11)	257	239
Tranche B-7, 11.500%, 1/28/18(11)	19	17
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	127	113
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	140	132
Cirque Du Soleil First Lien, 5.000%, 7/8/22	78	78
El Dorado Resorts, Inc. 4.250%, 7/25/22	68	68
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	89	89
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.944%, 1/30/19	294	245
Key Safety Systems, Inc. 4.750%, 8/29/21	168	165

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	$574	$575
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	159	134
Life Time Fitness, Inc. 4.250%, 6/10/22	183	182
Marina District Finance Co., Inc. 6.500%, 8/15/18	125	126
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	394	395
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	55	55
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	191	192
Staples, Inc. First Lien, 0.000%, 4/23/21(8)	287	286
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	197	191
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	252	236
U.S. Farathane Corp. 6.750%, 12/23/21	117	118

		4,427

Consumer Staples—0.9%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	249	249
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	300	301
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.)
Second Lien, 9.750%, 4/30/20	458	468
6.000%, 8/26/22	292	287

		1,305

Energy—1.0%
Arch Coal, Inc. 6.250%, 5/16/18	439	251
Chelsea Petroleum I LLC 0.000%, 7/22/22(8)	322	319
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	257	213
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	271	182
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	206	167
Paragon Offshore Finance Co. 3.750%, 7/16/21	188	77
Seadrill Operating LP 4.000%, 2/21/21	246	151

		1,360

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	189	191

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—1.4%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	$ 60	$ 57
AMAG Pharmaceuticals, Inc. 4.750%, 8/17/21	51	51
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	307	307
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	152	153
Concentra, Inc. First Lien, Tranche B 5.250%, 6/1/22	21	21
Horizon Pharma, Inc. 4.500%, 5/7/21	64	63
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	262	263
MMM Holdings, Inc. 9.750%, 12/12/17(16)	116	88
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(16)	84	64
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	158	157
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	67	66
Regional Care, Inc. (RCHP, Inc.) First Lien, 5.250%, 4/23/19	275	273
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	185	185
Second Lien, 8.500%, 11/3/21	138	139

		1,887

Industrials—1.0%
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	303	289
DynCorp International, Inc. 6.250%, 7/7/16	137	134
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	68	68
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	265	264
Navistar, Inc. 6.500%, 8/7/20	281	275
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	340	322

		1,352

Information Technology—1.3%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	200	198
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	178	177
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	289	290
Deltek, Inc.
First Lien 5.000%, 6/25/22	9	9

	PAR VALUE	VALUE

Information Technology—(continued)
Second Lien 9.500%, 6/26/23	$ 134	$ 134
Epicor Software Corp. Tranche B, 4.750%, 6/1/22	113	112
First Data Corp.
2018 Term Loan 3.696%, 3/23/18	375	372
2022 Term Loan 3.946%, 7/8/22	69	69
Infinity Acquisition Ltd. 4.000%, 8/6/21	169	168
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	204	204
Riverbed Technologies, Inc. 6.000%, 4/25/22	137	138

		1,871

Materials—0.5%
CPI Acquisition, Inc. First Lien, 6.750%, 8/17/22	150	149
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	288	236
Houghton International, Inc. Holding Corp. Second Lien, 9.750%, 12/21/20	310	309

		694

Utilities—0.4%
Atlantic Power LP 4.750%, 2/24/21	65	65
NRG Energy, Inc. 2.750%, 7/1/18	384	377
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.683%, 10/10/17(12)	465	179

		621
TOTAL LOAN AGREEMENTS (Identified Cost $14,660)		13,708

	SHARES	VALUE

PREFERRED STOCKS—4.0%

Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	440(9)	424

Financials—3.3%
Ally Financial, Inc. Series A, 8.500%(2)	20,000	518
Ally Financial, Inc. Series G, 144A 7.000%(3)	219	220
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	150(9)	152
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	290(9)	286
Citigroup, Inc. Series J, 7.125%(2)	15,800	425
General Electric Capital Corp. Series B, 6.25%(2)	300(9)	325
General Electric Capital Corp. Series C, 5.25%(2)	400(9)	411

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	315(9)	$ 314
JPMorgan Chase & Co. Series V, 5.000%(2)	595(9)	579
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	405(9)	379
SunTrust Bank, Inc. 5.625%(2)(6)	120(9)	120
Wells Fargo & Co. Series K, 7.980%(2)	440(9)	465
Zions Bancorp 6.950%(2)	17,215	484

		4,678

Industrials—0.4%
Seaspan Corp. Series C, 9.500%	20,000	508

TOTAL PREFERRED STOCKS (Identified Cost $5,363)		5,610

COMMON STOCK—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828	30

TOTAL COMMON STOCK (Identified Cost $7)		30

AFFILIATED MUTUAL FUND—2.1%

Virtus Credit Opportunities Fund(15)	307,737	3,006

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,077)		3,006

TOTAL LONG TERM INVESTMENTS—99.7% (Identified Cost $146,540)		139,372(13)

SHORT-TERM INVESTMENTS—0.5%

Money Market Mutual Fund—0.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.170%)	753,416	753

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $753)		753

TOTAL INVESTMENTS—100.2% (Identified Cost $147,293)		140,125(1)

Other assets and liabilities, net—(0.2)%		(318)

NET ASSETS—100.0%	$	139,807

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $47,575 or 34.0% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after September 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	92.1% of the income received was in cash and 7.9% in PIK.
(11)	Security in default.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(14)	100% of the income received was in cash.
(15)	This fund is a public fund and the prospectus and annual report are publicly available.
(16)	Iliquid security.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	75%
Brazil	2
Chile	2
Russia	2
United Kingdom	2
Luxembourg	1
Mexico	1
Other	15
Total	100%

† % of total investments as of September 30, 2015

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$6,271	$—	$6,021	$250
Corporate Bonds And Notes	71,149	—	71,149	—
Foreign Government Securities	6,516	—	6,516	—
Loan Agreements	13,708	—	13,517	191
Mortgage-Backed Securities	28,621	—	28,621	—
Municipal Bonds	1,052	—	1,052	—
U.S. Government Securities	3,409	—	3,409
Equity Securities:
Common Stocks	30	—	—	30

Preferred Stocks	5,610	1,451	4,159	—
Affiliated Mutual Fund	3,006	3,006	—	—
Short-Term Investments	753	753	—	—
Total Investments	$140,125	$5,210	$134,444	$471

Securities held by the Series with an end of period value of $484 were transferred from Level 1 to Level 2 since an exchange price was no longer available. (See Note 2A in the Notes to Schedules of Investments for more information.)

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Investment in Securities	Loan Agreements	Common Stocks	Asset- Backed Securities

Beginning Balance December 31, 2014:	$ 209	$178	$31	$0
Accrued Discount/(Premium)	- (c)	-(c)	-	-
Realized Gain (Loss)	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	(12)	(11)	(1)	-
Purchases	250	-	-	250
(Sales)(b)	-	-	-	-
Transfers Into Level 3 (a)	191(d)	191(d)	-	-
Transfers from Level 3 (a)	(167)	(167)	-	-

Ending Balance September 30, 2015	$471	$ 191	$30	$250

None of the securities in this table are internally fair valued.

(a) “Transfers into and/or from” represent the ending value as of September 30, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount is less than $500.

(d) The transfer is due to increase and/or decrease in trading activities at period end.

The accompanying notes are an integral part of the financial statements.

| 2

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.3%

Real Estate Investment Trusts—99.3%

DIVERSIFIED—1.6%
American Homes 4 Rent Class A	85,000	$1,367

HEALTH CARE—2.8%
HCP, Inc.	17,846	665
Ventas, Inc.	31,616	1,772

		2,437

INDUSTRIAL/OFFICE—27.6%

Industrial—8.4%
DCT Industrial Trust, Inc.	98,857	3,328
Prologis, Inc.	102,671	3,994

		7,322

Mixed—4.2%
Duke Realty Corp.	70,598	1,345
Liberty Property Trust	72,426	2,282

		3,627

Office—15.0%
Boston Properties, Inc.	20,814	2,464
Cousins Properties, Inc.	146,700	1,353
Douglas Emmett, Inc.	76,614	2,200
Highwoods Properties, Inc.	45,097	1,747
Kilroy Realty Corp.	51,380	3,348
Paramount Group, Inc.	48,084	808
SL Green Realty Corp.	9,825	1,063

		12,983

Total Industrial/Office		23,932

LODGING/RESORTS—10.3%
Host Hotels & Resorts, Inc.	165,904	2,623
LaSalle Hotel Properties	69,578	1,975
Pebblebrook Hotel Trust	63,165	2,239
RLJ Lodging Trust	82,100	2,075

		8,912

RESIDENTIAL—21.4%

Apartments—20.2%
American Campus Communities, Inc.	41,158	1,492
AvalonBay Communities, Inc.	24,404	4,266
Camden Property Trust	33,837	2,501
Equity Residential	62,331	4,682

	SHARES	VALUE

Real Estate Investment Trusts—(continued)
Essex Property Trust, Inc.	20,671	$4,618

		17,559

Manufactured Homes—1.2%
Equity Lifestyle Properties, Inc.	17,742	1,039

Total Residential		18,598

RETAIL—25.9%

Regional Malls—13.5%
General Growth Properties, Inc.	130,221	3,382
Macerich Co. (The)	4,147	318
Simon Property Group, Inc.	43,401	7,974

		11,674

Shopping Centers—12.4%
Brixmor Property Group, Inc.	110,002	2,583
Federal Realty Investment Trust	21,200	2,893
Regency Centers Corp.	33,850	2,104
Tanger Factory Outlet Centers	96,200	3,171

		10,751

Total Retail		22,425

SELF STORAGE—9.7%
CubeSmart	42,500	1,157
Extra Space Storage, Inc.	42,578	3,285
Public Storage	18,905	4,001

		8,443

TOTAL COMMON STOCKS (Identified cost $52,102)		86,114

TOTAL LONG TERM INVESTMENTS—99.3% (Identified cost $52,102)		86,114

SHORT-TERM INVESTMENTS—0.3%

Money Market Mutual Fund—0.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.170%)	247,033	247

TOTAL SHORT-TERM INVESTMENTS (Identified cost $247)		247

1

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS —99.6%
(Identified cost $52,349)	86,361(1)

Other assets and liabilities, net—0.4%	324

NET ASSETS—100.0%	$86,685

Footnote Legend

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$86,114	$	86,114
Short-Term Investments	247		247

Total Investments	$86,361	$	86,361

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.2%

Consumer Discretionary—11.2%
Monro Muffler Brake, Inc.	25,300	$1,709
Morningstar, Inc.	31,700	2,544
Pool Corp.	21,900	1,584

		5,837

Consumer Staples—8.5%
Chefs’ Warehouse, Inc. (The)(2)	169,300	2,397
PriceSmart, Inc.	26,400	2,042

		4,439

Financials—9.1%
Financial Engines, Inc.	65,600	1,933
MarketAxess Holdings, Inc.	30,300	2,815

		4,748

Health Care—11.2%
Abaxis, Inc.	50,300	2,212
National Research Corp. Class A	146,815	1,753
Sirona Dental Systems, Inc.(2)	20,000	1,867

		5,832

Industrials—15.6%
AAON, Inc.	63,100	1,223
Copart, Inc.(2)	56,100	1,846
Heartland Express, Inc.	26,000	518
HEICO Corp. Class A	37,205	1,690
HUB Group, Inc. Class A(2)	36,200	1,318
Omega Flex, Inc.	45,309	1,513

		8,108

Information Technology—38.2%
ANSYS, Inc.(2)	23,900	2,107
Autohome, Inc. ADR(2)	87,000	2,830
Ellie Mae, Inc.(2)	24,000	1,598
FactSet Research Systems, Inc.	14,900	2,381
Forrester Research, Inc.	42,850	1,347
HomeAway, Inc.(2)	83,200	2,208
MercadoLibre, Inc.	21,650	1,971
Mesa Laboratories, Inc.	7,035	784
NVE Corp.	49,400	2,398
Shutterstock, Inc.(2)	75,010	2,268

		19,892

	SHARES	VALUE

Materials—4.4%
UFP Technologies, Inc.(2)	101,200	$2,312

TOTAL COMMON STOCKS (Identified Cost $40,480)		51,168

TOTAL LONG TERM INVESTMENTS—98.2% (Identified Cost $40,480)		51,168

SHORT-TERM INVESTMENTS—1.8%

Money Market Mutual Fund—1.8%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.170%)	952,127	952

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $952)		952

TOTAL INVESTMENTS—100.0% (Identified Cost $41,432)		52,120(1)

Other assets and liabilities, net—0.0%		(2)

NET ASSETS—100.0%		$52,118

Abbreviation:

ADR        American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	91%
China	5
Argentina	4

Total	100%

† % of total investments as of September 30, 2015

2

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015		Level 1 Quoted Prices
Equity Securities:
Common Stocks	$51,168	$	51,168
Short-Term Investments	952		952

Total Investments	$52,120	$	52,120

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

VIRTUS SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.0%

Consumer Discretionary—10.6%
Cheesecake Factory, Inc. (The)	79,100	$4,268
Cinemark Holdings, Inc.	122,700	3,987
Wolverine World Wide, Inc.	66,700	1,443

		9,698

Consumer Staples—8.3%
National Beverage Corp.(2)	122,000	3,749
Village Super Market, Inc. Class A	43,400	1,025
WD-40 Co.	32,500	2,895

		7,669

Energy—2.8%
Core Laboratories N.V.	26,200	2,615

Financials—20.0%
Artisan Partners Asset Management, Inc. Class A	83,000	2,924
Bank of Hawaii Corp.	60,100	3,816
First Cash Financial Services, Inc.(2)	67,720	2,713
Primerica, Inc.	76,400	3,443
RE/MAX Holdings, Inc.	47,000	1,691
RLI Corp.	54,900	2,939
Westamerica Bancorp	18,620	827

		18,353

Health Care—3.4%
Patterson Cos., Inc.	72,000	3,114

Industrials—20.6%
CEB, Inc.	58,200	3,977
G&K Services, Inc. Class A	33,017	2,200
Graco, Inc.	61,800	4,143
Landstar System, Inc.	65,100	4,132
RBC Bearings, Inc.(2)	50,800	3,034
Sun Hydraulics Corp.	54,000	1,483

		18,969

Information Technology—29.1%
American Software, Inc. Class A	181,500	1,710
Badger Meter, Inc.	55,883	3,245
Cabot Microelectronics Corp.(2)	65,700	2,545
Cass Information Systems, Inc.	70,995	3,488
Cognex Corp.	54,800	1,884
Computer Services, Inc.	36,200	1,502

	SHARES	VALUE

Information Technology—(continued)
Heartland Payment Systems, Inc.	47,000	$2,961
Jack Henry & Associates, Inc.	64,500	4,490
Monotype Imaging Holdings, Inc.	82,733	1,805
Syntel, Inc.(2)	68,700	3,113

		26,743

Utilities—4.2%
Questar Corp.	199,600	3,874

TOTAL COMMON STOCKS (Identified Cost $74,139)		91,035
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $74,139)		91,035
SHORT-TERM INVESTMENTS—1.5%

Money Market Mutual Fund—1.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.170%)	1,372,476	1,372

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,372)		1,372

TOTAL INVESTMENTS—100.5% (Identified Cost $75,511)		92,407(1)

Other assets and liabilities, net—(0.5)%		(417)

NET ASSETS—100.0%		$91,990

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015		Level 1 Quoted Prices
Equity Securities:
Common Stocks	$91,035	$	91,035
Short-Term Investments	1,372		1,372

Total Investments	$92,407	$	92,407

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—0.5%

U.S. Treasury Bond 3.000%, 11/15/44	$75	$76
U.S. Treasury Note
1.875%, 8/31/22	205	207
2.250%, 11/15/24	305	311
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $592)		594

MUNICIPAL BONDS—1.5%

California—0.3%
San Diego County Regional Airport Authority Rental Car Center Project Series B -Taxable 5.594%, 7/1/43	275	300

Massachusetts—0.6%
Commonwealth of Massachusetts, Series C, Taxable 5.000%, 8/1/25	105	131
Massachusetts Clean Water Trust (The) Taxable 5.000%, 2/1/45	450	509

		640

Virginia—0.6%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	210	161
Virginia College Building Authority B, Taxable 5.000%, 9/1/23	425	518

		679
TOTAL MUNICIPAL BONDS (Identified Cost $1,650)		1,619

FOREIGN GOVERNMENT SECURITIES—0.9%

Bolivarian Republic of Venezuela
9.250%, 9/15/27	45	18
9.375%, 1/13/34	65	23
Republic of Chile 5.500%, 8/5/20	52,000CLP	77
Republic of El Salvador 144A 6.375%, 1/18/27(4)	75	66
Republic of Iceland 144A 5.875%, 5/11/22(4)	135	154
Republic of Latvia RegS 2.750%, 1/12/20(5)	200	204
Republic of Poland 4.000%, 1/22/24	90	95
Republic of Romania 144A 4.875%, 1/22/24(4)	50	54
Russian Federation
144A 7.850%, 3/10/18(4)	5,000RUB	71
144A 4.875%, 9/16/23(4)	200	202

	PAR VALUE	VALUE

United Mexican States Series M, 6.500%, 6/9/22	$440MXN	$27
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,153)		991

MORTGAGE-BACKED SECURITIES—15.2%

Agency—5.4%
FHLMC
14-DN2, M2 1.849%, 4/25/24(3)	250	248
3.500%, 11/1/44	140	146
4.000%, 2/1/45	289	309
3.500%, 3/1/45	347	362
FNMA
4.000%, 6/1/20	22	23
4.500%, 7/1/20	3	3
3.000%, 2/1/27	171	178
2.500%, 5/1/28	333	343
6.500%, 10/1/31	4	5
6.000%, 9/1/32	13	15
5.000%, 10/1/35	48	53
6.000%, 9/1/36	1	2
5.500%, 4/1/37	15	17
5.500%, 7/1/37	43	48
6.000%, 10/1/37	16	18
5.000%, 6/1/38	33	36
5.500%, 6/1/38	8	9
5.500%, 6/1/38	8	9
5.500%, 11/1/38	33	37
4.000%, 1/1/39	67	71
5.000%, 1/1/39	10	12
6.000%, 1/1/39	23	26
4.500%, 3/1/39	23	25
5.000%, 3/1/39	20	22
6.000%, 3/1/39	14	16
4.500%, 4/1/39	128	141
4.000%, 5/1/39	130	138
4.500%, 2/1/40	87	96
4.000%, 10/1/40	187	200
4.500%, 4/1/41	463	503
4.000%, 7/1/41	121	130
3.500%, 1/1/42	170	178
3.500%, 4/1/42	384	402
3.000%, 11/1/42	199	202
3.500%, 12/1/42	205	215
3.000%, 3/1/43	342	347

1

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)
3.000%, 5/1/43	$102	$104
3.000%, 7/1/43	233	237
4.000%, 10/1/44	396	423
3.500%, 9/1/45	219	229
Freddie Mac Gold Pool 3.000%, 5/1/45	99	100
GNMA
6.500%, 11/15/23	39	44
6.500%, 12/15/23	1	1
6.500%, 2/15/24	22	26
6.500%, 11/15/31	20	23
6.500%, 2/15/32	46	53

		5,825

Non-Agency—9.8%
American Homes 4 Rent 15-SFR2, C 4.691%, 10/17/45(4)	110	111
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	300	312
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-2, A4 5.784%, 4/10/49(3)	120	125
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	94	97
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.674%, 5/12/39(3)	195	199
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(3)	125	136
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(3)	130	132
06-C6, A4 5.372%, 9/15/39	324	333
07-C6, A4 5.858%, 7/15/40(3)	193	201
Bayview Financial Mortgage-Pass-Through Trust 06-A, 1A2 5.483%, 2/28/41(3)	20	21
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	250	252
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.711%, 12/10/49(3)	245	259
07-C6, A4 5.711%, 12/10/49(3)	120	127
08-C7, AM 6.349%, 12/10/49(3)	95	102
Citigroup Mortgage Loan Trust, Inc.
04-UST1, A3 2.248%, 8/25/34(3)	102	102
04-NCM2, 2CB2 6.750%, 8/25/34	84	89
14-A, A 144A 4.000%, 1/25/35(3)(4)	101	104

	PAR VALUE	VALUE

Non-Agency—(continued)
15-A, A1 3.500%, 6/25/58(3)	$127	$129
Colony Multi-Family Commercial Mortgage-Backed Securities 14-1, A 144A 2.543%, 4/20/50(4)	177	177
Credit Suisse Commercial Mortgage Trust 07-C1, A1A 5.361%, 2/15/40	108	112
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	150	154
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.422%, 8/10/44(3)(4)	120	128
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(3)(4)	100	100
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.038%, 6/25/34(3)	72	73
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.989%, 8/10/45(3)	327	345
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	43	44
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	103	104
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.266%, 4/25/34(3)	95	94
04-10, 12A3 2.743%, 1/25/35(3)	119	117
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-T22, AM 5.795%, 4/12/38(3)	80	81
07- PW17, A4 5.694%, 6/11/50(3)	425	449
07-PW18, AM 6.084%, 6/11/50(3)	550	593
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.555%, 6/25/33(3)	86	86
03-AR4, 2A1 2.258%, 8/25/33(3)	127	125
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, D 144A 6.390%, 8/5/32(3)(4)	150	170
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	186	195
06-LDP9, A3 5.336%, 5/15/47	226	234
07-LD12, A4 5.882%, 2/15/51(3)	575	605
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(3)(4)	88	91
14-IVR3, 2A1 144A 3.000%, 9/25/44(3)(4)	67	68

2

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33	$165	$173
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	111	113
Morgan Stanley Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 4/15/48	225	227
Morgan Stanley Capital I Trust
06-IQ12, A4 5.332%, 12/15/43	472	486
07-IQ14, A4 5.692%, 4/15/49(3)	240	250
07-IQ14, AM 5.865%, 4/15/49(3)	130	135
Morgan Stanley Capital I, Inc. 15-MS1, AS 4.163%, 5/15/48(3)	250	261
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(4)	155	156
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(4)	76	79
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	118	121
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	65	68
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(3)(4)	136	140
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)	134	134
Structured Adjustable Rate Mortgage Loan Trust 04-1, 6A 2.579%, 2/25/34(3)	151	148
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.822%, 11/15/44(3)(4)	110	122
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	285	295
07-C30, AM 5.383%, 12/15/43	160	166
07-C31, A4 5.509%, 4/15/47	250	255
15-LC20, B 3.719%, 4/15/50	50	49
07-C33, A5 6.150%, 2/15/51(3)	140	150
WinWater Mortgage Loan Trust 14-1, A1 144A 3.992%, 6/20/44(3)(4)	79	82

		10,586
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,733)		16,411
ASSET-BACKED SECURITIES—2.3%

AmeriCredit Automobile Receivables Trust

	PAR VALUE	VALUE

12-4, D 2.680%, 10/9/18	$140	$142
13-2, D 2.420%, 5/8/19	275	277
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(4)	193	195
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)	67	67
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	50	50
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	109	112
Drive Auto Receivables Trust 14-AA, C 144A 3.060%, 5/17/21(4)	150	152
Exeter Automobile Receivables Trust
14-1A, B 144A 2.420%, 1/15/19(4)	135	136
15-A1, C 144A 4.100%, 12/15/20(4)	135	138
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	78	79
LEAF II Receivables Funding LLC 13-1, C 144A 3.460%, 9/15/21(4)	150	151
OneMain Financial Issuance Trust 15-A1, A 144A 3.190%, 3/18/26(4)	125	126
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	65	67
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	159	156
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	88	87
TAL Advantage V LLC 14-3A, A 144A 3.270%, 11/21/39(4)	138	139
TCF Auto Receivables Owner Trust 14-1A, C 144A 3.120%, 4/15/21(4)	165	169
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(4)	133	138
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	113	117
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,484)		2,498

CORPORATE BONDS AND NOTES—19.6%

Consumer Discretionary—1.5%
CCO Holdings LLC
5.250%, 3/15/21	40	39
144A 5.125%, 5/1/23(4)	50	46
CCO Safari II LLC 144A 4.908%, 7/23/25(4)	25	25

3

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Hyatt Hotels Corp. 3.375%, 7/15/23	$115	$112
International Game Technology plc 7.500%, 6/15/19	75	79
Marriott International, Inc. Series N, 3.125%, 10/15/21	105	107
MGM Resorts International 6.000%, 3/15/23	40	39
New York University 4.142%, 7/1/48	70	67
Numericable Group SA 144A 6.000%, 5/15/22(4)	200	193
Penn National Gaming, Inc. 5.875%, 11/1/21	50	51
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	80	85
Priceline Group, Inc. (The) 3.650%, 3/15/25	130	129
QVC, Inc. 5.125%, 7/2/22	135	139
Starwood Hotels & Resorts Worldwide, Inc. 3.125%, 2/15/23	200	191
Time Warner Cable, Inc. 6.750%, 7/1/18	185	206
Wyndham Worldwide Corp. 5.625%, 3/1/21	125	136

		1,644

Consumer Staples—0.7%
Altria Group, Inc. 2.950%, 5/2/23	140	136
Flowers Foods, Inc. 4.375%, 4/1/22	120	127
Kraft Heinz Foods Co.
144A 2.800%, 7/2/20(4)	20	20
144A 3.500%, 7/15/22(4)	25	26
Reynolds American, Inc. 3.250%, 11/1/22	150	149
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)	275	286

		744

Energy—2.3%
Blue Racer Midstream LLC ( Blue Racer Finance Corp.) 144A 6.125%, 11/15/22(4)	20	19
Denbury Resources, Inc. 5.500%, 5/1/22	40	24
Ecopetrol SA 4.125%, 1/16/25	135	114
Energy Transfer Partners LP 4.150%, 10/1/20	130	131
Gazprom OAO (Gaz Capital SA) 144A 6.000%, 11/27/23(4)(10)	200	186
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	70	70
Kinder Morgan, Inc.
4.300%, 6/1/25	150	135
7.750%, 1/15/32	60	63
Linn Energy LLC 6.500%, 9/15/21	50	11

	PAR VALUE	VALUE

Energy—(continued)
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	$175	$185
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	170	156
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	95	87
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(4)	100	38
Petrobras Global Finance BV
3.000%, 1/15/19	55	40
5.375%, 1/27/21	135	99
Petroleos de Venezuela SA RegS 6.000%, 11/15/26(5)	35	11
Petroleos Mexicanos 5.500%, 6/27/44	150	120
PHI, Inc. 5.250%, 3/15/19	35	30
QEP Resources, Inc. 6.875%, 3/1/21	105	97
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200	89
Rowan Cos., Inc. 4.875%, 6/1/22	140	104
SM Energy Co. 6.125%, 11/15/22	105	98
Sunoco LP (Sunoco Finance Corp.)
144A 5.500%, 8/1/20(4)	50	49
144A 6.375%, 4/1/23(4)	90	88
Transcanada Trust 5.625%, 5/20/75(3)	100	96
Transocean, Inc. 4.300%, 10/15/22	120	74
Weatherford International Ltd. 9.625%, 3/1/19	45	48
Williams Cos., Inc. (The) 3.700%, 1/15/23	100	78
Williams Partners LP 3.900%, 1/15/25	145	125

		2,465

Financials—10.0%
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	135	140
American Campus Communities Operating Partnership LP 3.350%, 10/1/20	15	15
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	135	136
Ares Capital Corp. 3.875%, 1/15/20	65	67
Ares Finance Co., LLC Finance Co., LLC 144A 4.000%, 10/8/24(4)	140	136
Associated Banc Corp. 5.125%, 3/28/16	85	86
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(4)	25	25
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	150	160

4

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)	$164	$158
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	200	199
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	115	114
Bancolombia S.A. 5.125%, 9/11/22	150	142
Bank of America Corp.
5.650%, 5/1/18	400	436
4.200%, 8/26/24	155	155
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19	100	101
Block Financial LLC 4.125%, 10/1/20	70	70
Brixmor Operating Partnership LP 3.875%, 8/15/22	35	35
Capital One Financial Corp. 6.150%, 9/1/16	125	130
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	187
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19	250	252
Corporate Office Properties LP
3.700%, 6/15/21	90	88
3.600%, 5/15/23	150	141
Corrections Corp of America 5.000%, 10/15/22	150	151
Digital Delta Holdings LLC 144A 3.400%, 10/1/20(4)	50	50
Digital Realty Trust LP 3.950%, 7/1/22	65	65
Education Realty Operating Partnership LP 4.600%, 12/1/24	135	136
Excel Trust LP 4.625%, 5/15/24	55	54
Fidelity National Financial, Inc.
6.600%, 5/15/17	175	187
5.500%, 9/1/22	40	43
Fifth Third Bancorp 4.500%, 6/1/18	150	160
First Niagara Financial Group, Inc. 7.250%, 12/15/21	125	141
Ford Motor Credit Co. LLC 5.750%, 2/1/21	75	84
FS Investment Corp.
4.250%, 1/15/20	115	117
4.750%, 5/15/22	50	49
General Motors Financial Co., Inc.
3.500%, 7/10/19	120	121
3.450%, 4/10/22	15	14
Genworth Holdings, Inc. 4.900%, 8/15/23	135	106

	PAR VALUE	VALUE

Financials—(continued)
GLP Capital LP (GLP Financing II, Inc.) 5.375%, 11/1/23	$5	$5
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	165	180
HCP, Inc.
3.750%, 2/1/19	60	63
5.375%, 2/1/21	60	66
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	80	78
4.000%, 6/1/25	135	135
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	50	50
Highwoods Realty LP 3.625%, 1/15/23	135	136
Hospitality Properties Trust 4.500%, 3/15/25	130	127
HSBC USA, Inc. 1.700%, 3/5/18	135	135
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	112
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(6)(7)	160	166
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	10	10
6.000%, 8/1/20	55	57
5.875%, 2/1/22	115	116
iStar Financial, Inc. 5.000%, 7/1/19	45	43
Jefferies Group LLC 6.875%, 4/15/21	150	169
JPMorgan Chase & Co. 6.125%, 6/27/17	270	290
KeyCorp 5.100%, 3/24/21	165	183
Kilroy Realty LP 4.375%, 10/1/25	110	111
Korea Finance Corp. 4.625%, 11/16/21	200	222
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	135	140
Lincoln National Corp. 6.050%, 4/20/67(3)(6)	50	42
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	173
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	100	112
McGraw Hill Financial, Inc. 144A 4.000%, 6/15/25(4)	125	125
Morgan Stanley
5.550%, 4/27/17	120	127
4.100%, 5/22/23	80	81
National Retail Properties, Inc. 5.500%, 7/15/21	150	168
Navient LLC 5.500%, 1/25/23	130	103
Nordea Bank AB 144A 4.250%, 9/21/22(4)	200	205
ORIX Corp. 5.000%, 1/12/16	86	87
PKO Finance AB 144A 4.630%, 9/26/22(4)(10)	200	206

5

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Prudential Financial, Inc.
5.875%, 9/15/42(3)	$90	$95
5.625%, 6/15/43(3)(6)	60	62
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	103
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	150	171
Sabra Health Care LP 5.500%, 2/1/21	60	63
Santander Holdings USA, Inc. 2.650%, 4/17/20	130	128
Select Income REIT 4.500%, 2/1/25	125	120
Senior Housing Properties Trust 4.300%, 1/15/16	125	125
Springleaf Finance Corp. 5.250%, 12/15/19	80	78
SunTrust Banks, Inc. 2.750%, 5/1/23	200	193
Swedbank AB 144A 1.750%, 3/12/18(4)	200	201
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	110	111
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(4)	125	128
Unum Group 7.125%, 9/30/16	125	132
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	155	152
Voya Financial, Inc. 5.500%, 7/15/22	110	125
Wells Fargo & Co. Series M, 3.450%, 2/13/23	115	115
Willis Group Holdings plc 5.750%, 3/15/21	125	140
WP Carey, Inc. 4.600%, 4/1/24	105	107
Zions Bancorporation 4.500%, 6/13/23	40	42

		10,865

Health Care—1.0%
AbbVie, Inc. 3.600%, 5/14/25	45	44
Becton Dickinson and Co. 3.300%, 3/1/23	135	135
Cardinal Health, Inc.
3.200%, 3/15/23	70	69
3.750%, 9/15/25	105	107
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	60	58
Endo Finance LLC (Endo Finco, Inc.) 144A 5.375%, 1/15/23(4)	50	48
Express Scripts Holding Co. 3.900%, 2/15/22	140	144
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	80	86
Fresenius US Finance II, Inc. 144A 4.500%, 1/15/23(4)	15	15
HCA, Inc. 5.375%, 2/1/25	40	40
Hill-Rom Holdings, Inc. 144A 5.750%, 9/1/23(4)	50	50

	PAR VALUE	VALUE

Health Care—(continued)
Tenet Healthcare Corp.
5.500%, 3/1/19	$60	$60
144A 3.837%, 6/15/20(3)(4)	35	35
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	15	15
144A 5.625%, 12/1/21(4)	25	24
144A 5.500%, 3/1/23(4)	25	24
144A 5.875%, 5/15/23(4)	10	10
Zoetis, Inc. 3.250%, 2/1/23	70	67

		1,031

Industrials—1.1%
ADT Corp. (The) 6.250%, 10/15/21	110	114
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	70	52
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(4)	50	52
Carpenter Technology Corp. 5.200%, 7/15/21	150	158
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	158	170
01-1, A1 6.703%, 6/15/21	169	177
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	110	115
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(4)	50	49
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	216	230
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(4)	105	109

		1,226

Information Technology—0.4%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	135	134
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(4)	30	30
144A 4.900%, 10/15/25(4)	30	30
Juniper Networks, Inc. 3.300%, 6/15/20	25	25
KLA-Tencor Corp. 4.650%, 11/1/24	130	130
Verisk Analytics, Inc. 4.000%, 6/15/25	125	123

		472

Materials—1.1%
Airgas, Inc. 3.050%, 8/1/20	7	7
ArcelorMittal 6.125%, 6/1/25	100	81
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(4)	100	100

6

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)
CRH America, Inc. 8.125%, 7/15/18	$150	$175
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	94
Hexion U.S. Finance Corp. 6.625%, 4/15/20	80	68
Methanex Corp. 4.250%, 12/1/24	130	125
NewMarket Corp. 4.100%, 12/15/22	142	146
Owens-Brockway Glass Container, Inc. 144A 5.875%, 8/15/23(4)	5	5
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)	200	205
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(10)	100	105
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	100	84

		1,195

Telecommunication Services—0.6%
AT&T, Inc. 3.000%, 6/30/22	50	49
CenturyLink, Inc. Series V 5.625%, 4/1/20	40	37
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	250	270
T-Mobile USA, Inc. 6.731%, 4/28/22	30	30
Verizon Communications, Inc.
2.550%, 6/17/19	100	101
4.400%, 11/1/34	50	47
Windstream Corp. 7.750%, 10/15/20	80	68

		602

Utilities—0.9%
Electricite de France SA 144A 5.250%(3)(4)(6)(7)	170	164
Entergy Mississippi, Inc. 3.100%, 7/1/23	175	174
Kansas City Power & Light Co. 3.150%, 3/15/23	110	109
NRG Yield Operating LLC 5.375%, 8/15/24	40	36
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(14)	500	508

		991

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $21,593)		21,235

LOAN AGREEMENTS(3)—0.9%

Consumer Discretionary—0.2%
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	90	90
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	18	18
SRAM LLC First Lien, 4.000%, 4/10/20	23	22

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Staples, Inc. First Lien, 0.000%, 4/23/21(8)	$56	$56
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	38	35

		221

Consumer Staples—0.0%
Prestige Brands, Inc. Tranche B-3, 3.500%, 9/3/21	6	6
Spectrum Brands, Inc. 3.750%, 6/23/22	14	14

		20

Energy—0.1%
Paragon Offshore Finance Co. 3.750%, 7/16/21	33	13
Seadrill Operating LP 4.000%, 2/21/21	51	32

		45

Financials—0.1%
Delos Finance S.A.R.L. 3.500%, 3/6/21	80	80

Health Care—0.0%
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	28	28

Industrials—0.1%
AWAS Finance Luxembourg SA 3.500%, 7/16/18	31	30
Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	11	11
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	48	46

		87

Information Technology—0.3%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	14	14
Blue Coat Systems, Inc. 4.200%, 5/20/22	26	26
CCC Information Services 4.000%, 12/20/19	33	33
Deltek, Inc. First Lien 5.000%, 6/25/22	3	3
First Data Corp.
2018 Term Loan 3.695%, 3/23/18	94	93
2022 Term Loan 3.946%, 7/8/22	23	23
Infinity Acquisition Ltd. 4.000%, 8/6/21	54	54
Mitchell International, Inc. 4.500%, 10/13/20	32	32
Riverbed Technologies, Inc. 6.000%, 4/25/22	34	34
SS&C Technologies, Inc.
Tranche B-1, 4.000%, 7/8/22	26	26
Tranche B-2, 4.000%, 7/8/22	4	4

		342

7

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—0.1%
CPI Acquisition, Inc. First Lien, 6.750%, 8/17/22	$50	$50
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	102	83

		133

Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.683%, 10/10/17(12)	65	25
TOTAL LOAN AGREEMENTS (Identified Cost $1,065)		981

	SHARES

PREFERRED STOCKS—0.6%

Financials—0.6%
Ally Financial, Inc. Series G, 144A 7.000%(4)	42	42
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	40(9)	41
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	40(9)	39
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	55(9)	55
JPMorgan Chase & Co. Series V, 5.000%(3)	100(9)	97
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	95(9)	89
SunTrust Bank, Inc. 5.625%(3)(6)	20(9)	20
Wells Fargo & Co. Series K, 7.980%(3)	95(9)	100
XLIT Ltd. Series E, 6.50%(3)(7)	100(9)	79
Zions Bancorp 6.950%	4,250	120
TOTAL PREFERRED STOCKS (Identified Cost $664)		682

COMMON STOCKS—56.2%

Consumer Discretionary—12.1%
Cheesecake Factory, Inc. (The)	24,000	1,295
Ford Motor Co.	97,000	1,316
GameStop Corp. Class A	14,000	577
Goodyear Tire & Rubber Co. (The)	41,000	1,203
Lear Corp.	12,000	1,305
McDonald’s Corp.	13,000	1,281
Mohawk Industries, Inc.(2)	6,500	1,182
Royal Caribbean Cruises Ltd.	14,000	1,247
Target Corp.	17,000	1,337

	SHARES	VALUE

Consumer Discretionary—(continued)
Time Warner, Inc.	19,000	$1,306
Whirlpool Corp.	7,000	1,031

		13,080

Consumer Staples—2.2%
Archer-Daniels-Midland Co. (The)	28,000	1,161
PepsiCo, Inc.	13,000	1,226

		2,387

Energy—3.2%
Hess Corp.	19,000	951
Schlumberger Ltd.	17,000	1,173
Valero Energy Corp.	22,000	1,322

		3,446

Financials—11.4%
BB&T Corp.	34,000	1,210
BlackRock, Inc.	4,200	1,249
Blackstone Group LP (The)	38,000	1,204
Goldman Sachs Group, Inc. (The)	6,600	1,147
JPMorgan Chase & Co.	20,000	1,219
Lincoln National Corp.	26,000	1,234
Progressive Corp. (The)	45,000	1,379
Prudential Financial, Inc.	16,000	1,219
UBS Group AG(2)	63,000	1,167
Wells Fargo & Co.	25,000	1,284

		12,312

Health Care—8.6%
Abbott Laboratories	28,000	1,126
Becton, Dickinson & Co.	9,000	1,194
Biogen, Inc.(2)	4,300	1,255
Gilead Sciences, Inc.	12,000	1,178
HCA Holdings, Inc.(2)	15,000	1,160
St. Jude Medical, Inc.	19,000	1,199
UnitedHealth Group, Inc.	11,000	1,276
Valeant Pharmaceuticals International, Inc.(2)	5,000	892

		9,280

Industrials—8.7%
Alaska Air Group, Inc.	16,000	1,271
Boeing Co. (The)	9,000	1,179
Deere & Co.	15,000	1,110
FedEx Corp.	9,000	1,296
L-3 Communications Holdings, Inc.	9,000	941
Southwest Airlines Co.	33,000	1,255

8

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
United Parcel Service, Inc. Class B	12,000	$1,184
USG Corp.(2)	44,300	1,179

		9,415

Information Technology—8.0%
Apple, Inc.	11,000	1,213
EMC Corp.	51,000	1,232
Facebook, Inc. Class A(2)	13,000	1,169
Google, Inc. Class A(2)	300	192
Google, Inc. Class C(2)	1,905	1,159
MasterCard, Inc. Class A	14,000	1,262
QUALCOMM, Inc.	22,000	1,182
Skyworks Solutions, Inc.	15,000	1,263

		8,672

Materials—0.9%
CF Industries Holdings, Inc.	22,500	1,010

Telecommunication Services—1.1%
Verizon Communications, Inc.	29,000	1,262
TOTAL COMMON STOCKS (Identified Cost $51,721)		60,864

EXCHANGE-TRADED FUND—0.9%

Market Vectors Gold Miners	74,000	1,017
TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,063)		1,017
AFFILIATED MUTUAL FUND—0.3%

Virtus Credit Opportunities Fund(11)	33,186	324
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $332)		324
TOTAL LONG TERM INVESTMENTS—98.9%
(Identified Cost $98,050)		107,216(13)

SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Fund—1.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.170%)	1,471,258	1,471
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,471)		1,471

TOTAL INVESTMENTS—100.3% (Identified Cost $99,521)	108,687(1)

Other assets and liabilities, net—(0.3)%	(372)

NET ASSETS—100.0%	$108,315

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2015.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $10,876 or 10.0% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	This loan will settle after September 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(11)	This fund is a public fund and the prospectus and annual report is publicly available.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	All or a portion segregated as collateral for unsettled loan transactions.
(14)	Illiquid security.

Foreign Currencies:

CLP	Chilean Peso
MXN	Mexican Peso
RUB	Russian Ruble

9

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	90%
Australia	1
Canada	1
Liberia	1
Russia	1
Switzerland	1
United Kingdom	1
Other	4
Total	100%

† % of total investments as of September 30, 2015

10

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,498	$—	$2,498
Corporate Bonds And Notes	21,235	—	21,235
Foreign Government Securities	991	—	991
Loan Agreements	981	—	981
Mortgage-Backed Securities	16,411	—	16,411
Municipal Bonds	1,619	—	1,619
U.S. Government Securities	594	—	594
Equity Securities:
Affiliated Mutual Fund	324	324	—
Common Stock	60,864	60,864	—
Exchange-Traded Fund	1,017	1,017	—
Preferred Stocks	682	—	682
Short-Term Investments	1,471	1,471	—
Total Investments	$108,687	$63,676	$45,011

There are no level 3 (significant unobservable inputs) priced securities.

Securities held by the Series with an end of period value of $119 were transferred from Level 1 to Level 2 since an exchange price was no longer available. (See Note 2A in the Notes to Schedules of Investments for more information.)

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a trust consisting of eight diversified and one non-diversified Series (each a “Series”), in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Series, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non–U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non–U.S. markets close (where the security is principally traded) and the time that a Series calculates its

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non–U.S. markets. In such cases a Series fair values non–U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non–U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Series’ Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Series.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At September 30, 2015, the Series did not hold any securities that were both illiquid and restricted.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Capital Growth Series	$132,499	$73,122	$(8,797)	$64,325

Equity Trend Series	11,838	109	(125)	(16)

Growth & Income Series	93,623	21,705	(5,499)	16,206

International Series	182,234	52,968	(31,572)	21,396

Multi-Sector Fixed Income Series	147,536	4,377	(11,788)	(7,411)

Real Estate Securities Series	53,734	34,296	(1,669)	32,627

Small-Cap Growth Series	41,432	14,803	(4,115)	10,688

Small-Cap Value Series	75,511	20,976	(4,080)	16,896

Strategic Allocation Series	99,819	13,102	(4,234)	8,868

NOTE 4 — REGULATORY MATTERS AND LITIGATION

From time to time, the Series’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Series’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-Squared Investments Inc., the SEC staff informed the Series’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter. On November 16, 2015, without admitting or denying the SEC’s findings, the Series’ investment adviser consented to the entry of an order providing that it cease and desist from committing or causing any violations and future violations of Sections 204, 206(2) and 206(4) of the Investment Advisers Act of 1940, as amended, and Rules 204-2, 206(4)-1, 206(4)-7 and 206(4)-8 thereunder, and Section 34(b) of the Investment Company Act of 1940, as amended; agreed to a censure; and paid $16.5 million, which included a civil money penalty of $2 million, disgorgement of $13.4 million and prejudgment interest of $1.1 million.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

NOTE 5 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the Schedules of Investments (“N-Q”) were filed, and has determined that the following subsequent event requires recognition or disclosure in these Notes to Schedules of Investments.

Effective November 2, 2015, the Virtus International Series changed sub-advisors from Aberdeen Asset Management Inc. to Euclid Advisors LLC, an indirect, wholly owned subsidiary of Virtus.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Variable Insurance Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 11/25/15

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date 11/25/15

* Print the name and title of each signing officer under his or her signature.